Long-term loans (Maturity of long-term loans) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of long-term loans [line items]
Long-term loans	¥ 154,071,515	¥ 131,885,708
Less: amount due within 1 year included under current liabilities	17,213,799	19,808,313
Long-term loans	136,857,716	112,077,395
Undiscounted payments	201,591,978	177,394,422
Huaneng Group and its subsidiaries
Disclosure of long-term loans [line items]
Long-term loans	9,483,974	7,031,664
Less: amount due within 1 year included under current liabilities	1,203,420	619,570
Long-term loans	8,280,554	6,412,094
Bank loans and other loans [member]
Disclosure of long-term loans [line items]
Long-term loans	144,587,541	124,854,044
Less: amount due within 1 year included under current liabilities	16,010,379	19,188,743
Long-term loans	128,577,162	105,665,301
Within 1 year [member]
Disclosure of long-term loans [line items]
Undiscounted payments	22,545,617	24,926,875
Within 1 year [member] | Huaneng Group and its subsidiaries
Disclosure of long-term loans [line items]
Long-term loans	1,203,420	619,570
Within 1 year [member] | Bank loans and other loans [member]
Disclosure of long-term loans [line items]
Long-term loans	16,010,379	19,188,743
After 1 year but within 2 years
Disclosure of long-term loans [line items]
Undiscounted payments	30,588,971	19,014,680
After 1 year but within 2 years | Huaneng Group and its subsidiaries
Disclosure of long-term loans [line items]
Long-term loans	2,032,272	826,059
After 1 year but within 2 years | Bank loans and other loans [member]
Disclosure of long-term loans [line items]
Long-term loans	23,480,443	13,718,115
After 2 years but within 5 years
Disclosure of long-term loans [line items]
Undiscounted payments	70,138,254	57,766,661
After 2 years but within 5 years | Huaneng Group and its subsidiaries
Disclosure of long-term loans [line items]
Long-term loans	4,361,292	2,799,377
After 2 years but within 5 years | Bank loans and other loans [member]
Disclosure of long-term loans [line items]
Long-term loans	56,017,602	45,708,377
After 5 years [member]
Disclosure of long-term loans [line items]
Undiscounted payments	78,319,136	75,686,206
After 5 years [member] | Huaneng Group and its subsidiaries
Disclosure of long-term loans [line items]
Long-term loans	1,886,990	2,786,658
After 5 years [member] | Bank loans and other loans [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 49,079,117	¥ 46,238,809